Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Activity for All Stock Options Granted	The following table summarizes the activity for all stock options granted:
	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2021	67,036,826	$0.60	8.19	$51,754
Exercised	(1,457,517)
Grant	—
Forfeited or expired	(178,916)	0.73
Outstanding at December 31, 2021	65,400,393	$0.60	7.30	$639,131
Exercised	(6,305,365)	0.61
Grant	—
Forfeited or expired	(59,635)	0.73
Outstanding at December 31, 2022	59,035,393	$0.60	6.46	$42,143
Exercised	(2,178,788)	0.55
Grant	—
Forfeited or expired	(434,128)	0.55
Outstanding at December 31, 2023	56,422,477	$0.60	5.42	$37,431
Vested and expected to vest at December 31, 2023	56,422,477	$0.60	5.42	$37,431
Exercisable at December 31, 2023	48,178,834	$0.59	5.25	$32,194

Schedule of Activity for All Restricted Stock Units Granted	The following table summarizes the activity for all restricted stock units granted:
	Shares	Weighted- average grant date fair value
Unvested at January 1, 2021	—	$—
Granted	7,040,998	18.38
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2021	7,040,998	$18.38
Granted	285,000	2.79
Vested	(1,675,007)	18.38
Cancelled	(1,022,720)	18.38
Unvested at December 31, 2022	4,628,271	$17.42
Granted	80,000	1.23
Vested	(1,548,819)	17.53
Cancelled	(164,988)	15.28
Unvested at December 31, 2023	2,994,464	$17.05

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2022	—	$—
Granted	1,386,445	3.88
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2022	1,386,445	$3.88
Granted	1,386,445	1.17
Vested	(1,386,445)	3.88
Cancelled	—	—
Unvested at December 31, 2023	1,386,445	$1.17